SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)	12 Months Ended
Jan. 31, 2012
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

NOTE 6 -                                          SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

The quarterly results of operations for the years ended January 31, 2012 and 2011 are presented below:

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,278,048	$10,333,266	$13,968,405	$6,578,607
Expenses	214,787	200,981	212,068	293,158

Net income	$3,063,261	$10,132,285	$13,756,337	$6,285,449

Net income per unit	$0.233	$0.772	$1.049	$0.479

	2011
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$4,992,827	$11,233,980	$11,576,313	$5,538,751
Expenses	207,862	224,686	179,747	266,382

Net income	$4,784,965	$11,009,294	$11,396,566	$5,272,369

Net income per unit	$0.365	$0.839	$0.869	$0.401